Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14 – Commitments and Contingencies

Lease Commitments

As discussed in Note 3 – Lease Accounting, we lease certain office buildings, drilling rigs, and field equipment under cancelable and non-cancelable leases to support our operations.

The Company’s lease costs for the three months ended March 31, 2019 included operating lease costs of $0.4 million and short-term lease costs of $33.5 million. Short-term lease costs exclude leases with a contract term of one month or less. Included in short-term lease costs is $32.2 million of gross costs related to the Company’s drilling rig leases. The Company’s portion of the drilling rig costs are capitalized to oil and natural gas properties and the remainder is billed out to third-party interest owners for their share of such costs. Payments made for operating leases included in lease liabilities for the three months ended March 31, 2019 were $0.3 million.

The Company’s condensed consolidated balance sheet as of March 31, 2019 included lease assets and liabilities as follows (in thousands):

Operating Leases
Operating lease right of use assets	$6,068
Current operating lease liabilities	$1,813
Noncurrent operating lease liabilities	5,326

Total operating lease liabilities	$7,139

The weighted average remaining lease term for our operating leases is 4.1 years and the weighted average discount rate is 8.5%.

The Company’s operating lease liabilities as of March 31, 2019 with enforceable contract terms that are greater than one year mature as follows (in thousands):

2019	$1,384
2020	2,046
2021	2,136
2022	2,229
2023	456
Thereafter	171

Total lease payments	8,422
Less imputed interest	(1,283)

Total	$7,139

Litigation

The Company is party to lawsuits arising in the ordinary course of business, including, but not limited to, commercial disputes, personal injury claims, royalty claims, property damage claims and contract actions. The Company cannot predict the outcome of any such lawsuits with certainty, but management does not currently believe that any pending or threatened legal matters will have a material adverse impact on the Company’s financial condition.

Due to the nature of its business, the Company is, from time to time, involved in other routine litigation or subject to disputes or claims related to its business activities, including workers’ compensation claims and employment related disputes. In the opinion of management, none of these other pending litigation disputes or claims against the Company, if decided adversely, will have a material adverse effect on the Company’s financial condition, cash flows or results of operations.

Environmental Matters

The Company is subject to various federal, state and local laws and regulations relating to the protection of the environment. These laws, which are often changing, regulate the discharge of materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites. The Company has established procedures for the ongoing evaluation of its operations to identify potential environmental exposures and to comply with regulatory policies and procedures. At March 31, 2019, the Company had no environmental matters requiring specific disclosure or requiring the recognition of a liability.

Natural Gas Dedication Agreements

The Company has dedicated its natural gas production from the oil and natural gas properties contributed by Citizen under an agreement with a third party. Under this dedication agreement, the Company is required to deliver its natural gas production from the contract area, as defined in the agreement, through November 2030. There is no specified volume or volume penalty in the agreement.

For the oil and natural gas properties contributed by Linn, the Company assumed Linn’s dedication agreement with Blue Mountain. The agreement with Blue Mountain requires the Company to deliver its natural gas production from the contract area, as defined in the agreement, through November 2030. There is no specified volume or volume penalty in the agreement.

Volume Commitment

Under an agreement with a third party, the Company has a requirement to deliver a minimum volume of natural gas from a specified area, as defined in the agreement. In the event that the Company is unable to meet this natural gas volume delivery commitment, it would incur deficiency fees on any undelivered volumes as of November 2021. Based on expected production from currently producing wells in the specified area, the Company anticipates that it may not deliver the required minimum volume of natural gas by November 2021. As a result, the Company has accrued $0.4 million for its share of the estimated shortfall deficiency fees as of March 31, 2019. The accrued liability is included in other noncurrent liabilities in the accompanying condensed consolidated balance sheet. If the Company is unable to deliver any natural gas volumes subsequent to March 31, 2019 through November 2021, total shortfall deficiency fees of $7.5 million would be due at the end of the commitment period.

Note 14 – Commitments and Contingencies

Commitments

The following table presents the future minimum payments under noncancelable operating leases and other commitments as of December 31, 2018 (in thousands):

	2019	2020	2021	2022	2023	Thereafter	Total
Office building leases	$1,692	$2,047	$2,136	$2,229	$456	$171	$8,731
Pipe and equipment purchase commitments (1)	1,455	—	—	—	—	—	1,455
Drilling rig commitments (2)	15,352	—	—	—	—	—	15,352

Total	$18,499	$2,047	$2,136	$2,229	$456	$171	$25,538

(1)	Reflects commitments to purchase specified amounts of pipe and equipment.
(2)	Reflects future minimum drilling fees including early termination fees as specified by the contract.

Office building leases

The Company leases its corporate office space in Oklahoma City, Oklahoma from a subsidiary of Riviera. This lease began in 2018 and expires in 2023. The Company leases additional office space from unrelated third parties for its field locations in Oklahoma.

Rent expense with respect to these lease commitments was approximately $1.4 million for the year ended December 31, 2018.

Drilling Contracts

As of December 31, 2018, the Company had entered into drilling rig contracts with various third parties in the ordinary course of business to ensure rig availability to complete the Company’s drilling projects. These commitments are not recorded in the accompanying consolidated balance sheets.

Purchase Commitments

As of December 31, 2018, the Company had entered into pipeline and equipment purchase commitments with various third parties in the ordinary course of business to purchase specified amounts of pipe and equipment. These commitments are not recorded in the accompanying consolidated balance sheets.

Litigation

In the ordinary course of business, the Company may at times be subject to claims and legal actions. Management believes it is remote that the impact of such matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Environmental Matters

The Company is subject to various federal, state and local laws and regulations relating to the protection of the environment. These laws, which are often changing, regulate the discharge of materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites. The Company has established procedures for the ongoing evaluation of its operations to identify potential environmental exposures and to comply with regulatory policies and procedures. At December 31, 2018 and 2017, the Company had no environmental matters requiring specific disclosure or requiring the recognition of a liability.

Natural Gas Dedication Agreements

The Company has dedicated its natural gas production from the oil and natural gas properties contributed by Citizen under an agreement with a third party. Under this dedication agreement, the Company is required to deliver its natural gas production from the contract area, as defined in the agreement, through November 2030. There is no specified volume or volume penalty in the agreement.

For the oil and natural gas properties contributed by Linn, the Company assumed Linn’s dedication agreement with Blue Mountain. The agreement with Blue Mountain requires the Company to deliver its natural gas production from the contract area, as defined in the agreement, through November 2030. There is no specified volume or volume penalty in the agreement.

Volume Commitment

Under an agreement with a third party, the Company has a requirement to deliver a minimum volume of natural gas from a specified area, as defined in the agreement. In the event that the Company is unable to meet this natural gas volume delivery commitment, it would incur deficiency fees on any undelivered volumes as of November 2021. If the Company is unable to deliver any natural gas volumes subsequent to December 31, 2018 through November 2021, it will owe deficiency fees of $8.1 million at the end of the commitment period.